Risk management - Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of external credit grades [line items]
Financial assets	€ 16,493	€ 17,888
Credit risk
Disclosure of external credit grades [line items]
Financial instruments with call period less than three months	701	566
Restricted investments	€ 5	€ 5
Cash held in banks with investment grade credit rating (as a percent)	96.00%	97.00%
Cash at bank	€ 3,497	€ 3,276
Credit risk | Minimum
Disclosure of external credit grades [line items]
Contractual period of financial instruments	3 months	3 months
Credit risk | Maximum
Disclosure of external credit grades [line items]
Call period of financial instruments	3 months	3 months
Trading securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	€ 4,783	€ 6,050
Trading securities | Credit risk | Due within 3 months
Disclosure of external credit grades [line items]
Financial assets	3,376	3,922
Trading securities | Credit risk | Due between 3 and 12 months
Disclosure of external credit grades [line items]
Financial assets	618	1,244
Trading securities | Credit risk | 1 to 3 years
Disclosure of external credit grades [line items]
Financial assets	553	715
Trading securities | Credit risk | Due between 3 and 5 years
Disclosure of external credit grades [line items]
Financial assets	191	169
Trading securities | Credit risk | More than 5 years
Disclosure of external credit grades [line items]
Financial assets	45
Trading securities | Banks | Aaa | Credit risk
Disclosure of external credit grades [line items]
Financial assets	607	1,054
Trading securities | Banks | Aaa | Credit risk | Due within 3 months
Disclosure of external credit grades [line items]
Financial assets	607	1,054
Trading securities | Banks | Aa1-Aa3 | Credit risk
Disclosure of external credit grades [line items]
Financial assets	541	646
Trading securities | Banks | Aa1-Aa3 | Credit risk | Due within 3 months
Disclosure of external credit grades [line items]
Financial assets	398	410
Trading securities | Banks | Aa1-Aa3 | Credit risk | Due between 3 and 12 months
Disclosure of external credit grades [line items]
Financial assets	74	201
Trading securities | Banks | Aa1-Aa3 | Credit risk | 1 to 3 years
Disclosure of external credit grades [line items]
Financial assets	69	35
Trading securities | Banks | A1-A3 | Credit risk
Disclosure of external credit grades [line items]
Financial assets	2,531	2,119
Trading securities | Banks | A1-A3 | Credit risk | Due within 3 months
Disclosure of external credit grades [line items]
Financial assets	1,808	1,405
Trading securities | Banks | A1-A3 | Credit risk | Due between 3 and 12 months
Disclosure of external credit grades [line items]
Financial assets	247	211
Trading securities | Banks | A1-A3 | Credit risk | 1 to 3 years
Disclosure of external credit grades [line items]
Financial assets	240	387
Trading securities | Banks | A1-A3 | Credit risk | Due between 3 and 5 years
Disclosure of external credit grades [line items]
Financial assets	191	116
Trading securities | Banks | A1-A3 | Credit risk | More than 5 years
Disclosure of external credit grades [line items]
Financial assets	45
Trading securities | Banks | Baa1-Baa3 | Credit risk
Disclosure of external credit grades [line items]
Financial assets	812	1,621
Trading securities | Banks | Baa1-Baa3 | Credit risk | Due within 3 months
Disclosure of external credit grades [line items]
Financial assets	455	893
Trading securities | Banks | Baa1-Baa3 | Credit risk | Due between 3 and 12 months
Disclosure of external credit grades [line items]
Financial assets	232	728
Trading securities | Banks | Baa1-Baa3 | Credit risk | 1 to 3 years
Disclosure of external credit grades [line items]
Financial assets	125
Trading securities | Banks | Ba1 To B3 | Credit risk
Disclosure of external credit grades [line items]
Financial assets	37
Trading securities | Banks | Ba1 To B3 | Credit risk | Due within 3 months
Disclosure of external credit grades [line items]
Financial assets	35
Trading securities | Banks | Ba1 To B3 | Credit risk | 1 to 3 years
Disclosure of external credit grades [line items]
Financial assets	2
Trading securities | Banks | Ba1-Ba3 | Credit risk
Disclosure of external credit grades [line items]
Financial assets		15
Trading securities | Banks | Ba1-Ba3 | Credit risk | Due within 3 months
Disclosure of external credit grades [line items]
Financial assets		15
Trading securities | Banks | Non-rated | Credit risk
Disclosure of external credit grades [line items]
Financial assets	38	42
Trading securities | Banks | Non-rated | Credit risk | Due within 3 months
Disclosure of external credit grades [line items]
Financial assets	38	42
Trading securities | Governments | A1-A3 | Credit risk
Disclosure of external credit grades [line items]
Financial assets	3	327
Trading securities | Governments | A1-A3 | Credit risk | Due within 3 months
Disclosure of external credit grades [line items]
Financial assets	1
Trading securities | Governments | A1-A3 | Credit risk | Due between 3 and 12 months
Disclosure of external credit grades [line items]
Financial assets	2
Trading securities | Governments | A1-A3 | Credit risk | 1 to 3 years
Disclosure of external credit grades [line items]
Financial assets		274
Trading securities | Governments | A1-A3 | Credit risk | Due between 3 and 5 years
Disclosure of external credit grades [line items]
Financial assets		53
Trading securities | Other | Aa1-Aa3 | Credit risk
Disclosure of external credit grades [line items]
Financial assets	73	76
Trading securities | Other | Aa1-Aa3 | Credit risk | Due within 3 months
Disclosure of external credit grades [line items]
Financial assets	24	45
Trading securities | Other | Aa1-Aa3 | Credit risk | Due between 3 and 12 months
Disclosure of external credit grades [line items]
Financial assets	10	30
Trading securities | Other | Aa1-Aa3 | Credit risk | 1 to 3 years
Disclosure of external credit grades [line items]
Financial assets	39	1
Trading securities | Other | A1-A3 | Credit risk
Disclosure of external credit grades [line items]
Financial assets	141	126
Trading securities | Other | A1-A3 | Credit risk | Due within 3 months
Disclosure of external credit grades [line items]
Financial assets	10	52
Trading securities | Other | A1-A3 | Credit risk | Due between 3 and 12 months
Disclosure of external credit grades [line items]
Financial assets	53	61
Trading securities | Other | A1-A3 | Credit risk | 1 to 3 years
Disclosure of external credit grades [line items]
Financial assets	€ 78	13
Trading securities | Other | Baa1-Baa3 | Credit risk
Disclosure of external credit grades [line items]
Financial assets		24
Trading securities | Other | Baa1-Baa3 | Credit risk | Due within 3 months
Disclosure of external credit grades [line items]
Financial assets		6
Trading securities | Other | Baa1-Baa3 | Credit risk | Due between 3 and 12 months
Disclosure of external credit grades [line items]
Financial assets		13
Trading securities | Other | Baa1-Baa3 | Credit risk | 1 to 3 years
Disclosure of external credit grades [line items]
Financial assets		€ 5